Fair Value Measurements and Financial Instruments - Fair Value of Short-term and Long-term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt, excluding finance leases	$ 110,373	$ 112,159
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt, excluding finance leases	$ 129,200	$ 118,535